Cover - shares	9 Months Ended
	Sep. 30, 2023	Nov. 09, 2023
Document Information Line Items
Entity Registrant Name	AINOS, INC
Entity Central Index Key	0001014763
Document Type	10-Q/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Small Business	true
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Sep. 30, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding		20,292,624
Document Quarterly Report	true
Document Transition Report	false
Entity File Number	0-20791
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	75-1974352
Entity Address Address Line 1	8880 Rio San Diego Drive
Entity Address Address Line 2	Ste. 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92108
City Area Code	858
Local Phone Number	869-2986
Entity Interactive Data Current	Yes
Amendment Description	Amendment
Common stock par value share [Member]
Document Information Line Items
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	AIMD
Security Exchange Name	NASDAQ
Warrants to purchase common stock member
Document Information Line Items
Security 12b Title	Warrants to purchase Common Stock
Trading Symbol	AIMDW
Security Exchange Name	NASDAQ